Supplemental guarantor information required under SEC regulations (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Schedule Of Condensed Income Statement [Table Text Block]
Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2022
Interest income from financial instruments measured at amortized cost

and
fair value through other comprehensive income 1,506 1,775 1,638 (393) 4,526
Interest expense from financial instruments measured at amortized cost (1,629) (238) (643) 597 (1,912)
Net interest income from financial instruments measured at fair value through
profit or loss 557 238 136 (165) 766
Net interest income 434 1,775 1,132 39 3,380
Other net income from financial instruments measured at fair value through profit or loss 2,373 469 468 535 3,845
Fee and commission income 1,634 2,606 7,230 (366) 11,103
Fee and commission expense (373) (247) (678) 363 (934)
Net fee and commission income 1,261 2,359 6,552 (3) 10,169
Other income 3,653 104 1,944 (4,567) 1,135
Total revenues 7,721 4,708 10,095 (3,995) 18,529
Credit loss expense /

(release)
(31) 58 (4) 2 25
Personnel expenses 1,782 1,031 5,183 0 7,996
General and administrative expenses 1,642 1,688 2,596 (1,330) 4,597
Depreciation, amortization and impairment of non-financial

assets
432 158 366 (55) 900
Operating expenses 3,856 2,877 8,145 (1,385) 13,492
Operating profit /

(loss)

before tax
3,896 1,774 1,954 (2,612) 5,012
Tax expense /

(benefit)
(18) 322 557 165 1,026
Net profit /

(loss)
3,914 1,452 1,397 (2,777) 3,986
Net profit /

(loss)

attributable to non-controlling

interests
0 0 18 0 18
Net profit /

(loss)

attributable to shareholders
3,914 1,452 1,379 (2,777) 3,968
1 Amounts presented for UBS

AG standalone and UBS Switzerland

AG standalone represent IFRS standalone

information. Refer to the

UBS AG standalone and

UBS Switzerland AG standalone financial

statements
under “Complementary

financial information”

at ubs.com/investors for information

prepared in

accordance with

Swiss GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information

for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2021
Interest income from financial instruments measured at amortized cost

and
fair value through other comprehensive income 1,521 1,812 1,228 (356) 4,205
Interest expense from financial instruments measured at amortized cost
(1,441) (276) (517) 515 (1,719)
Net interest income from financial instruments measured at fair value through
profit or loss 619 114 110 (133) 710
Net interest income 699 1,650 820 26 3,196
Other net income from financial instruments measured at fair value through profit or loss 1,757 417 720 (109) 2,785
Fee and commission income 2,064 2,571 7,996 (387) 12,244
Fee and commission expense (412) (239) (690) 380 (962)
Net fee and commission income 1,652 2,331 7,306 (7) 11,282
Other income 3,231 118 519 (3,333) 535
Total revenues 7,340 4,516 9,364 (3,422) 17,798
Credit loss expense /

(release)
(47) (80) (3) 23 (108)
Personnel expenses 1,915 1,116 5,125 1 8,158
General and administrative expenses 1,722 1,710 2,152 (1,373) 4,211
Depreciation, amortization and impairment of non-financial

assets
457 141 364 (57) 905
Operating expenses 4,095 2,967 7,641 (1,429) 13,274
Operating profit /

(loss)

before tax
3,293 1,629 1,726 (2,016) 4,632
Tax expense /

(benefit)
222 299 493 (13) 1,001
Net profit /

(loss)
3,070 1,331 1,233 (2,003) 3,631
Net profit /

(loss)

attributable to non-controlling

interests
0 0 9 0 9
Net profit /

(loss)

attributable to shareholders
3,070 1,331 1,224 (2,003) 3,623
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG standalone

represent IFRS standalone information. Refer to

the UBS AG standalone and

UBS Switzerland AG standalone financial

statements
under “Complementary financial

information” at ubs.com/investors for information prepared

in accordance with

Swiss GAAP.

2 The

”Other subsidiaries“

column includes consolidated

information for the

UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Condensed Statement Of Comprehensive Income [Table Text Block]
Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2022
Comprehensive income attributable to shareholders
Net profit /

(loss)
3,914 1,452 1,379 (2,777) 3,968
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (107) (688) (647) 641 (801)
Financial assets measured at fair value through other comprehensive income, net of tax (6) 10 0 3
Cash flow hedges, net of tax
(1,970) (889) (492) (3) (3,355)
Cost of hedging, net of tax 98 98
Total other comprehensive income that may be reclassified to the income statement, net of tax (1,986) (1,576) (1,130) 637 (4,055)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 266 (94) 57 0 229
Own credit on financial liabilities designated at fair value, net of tax
693 693
Total other comprehensive income that will not be reclassified to the income statement, net of tax
960 (94) 57 0 922
Total other comprehensive income (1,027) (1,671) (1,073) 637 (3,133)
Total comprehensive income attributable to shareholders 2,888 (219) 307 (2,140) 835
Total comprehensive income attributable to non-controlling

interests
9 9
Total comprehensive income 2,888 (219) 316 (2,140) 844
1 Amounts presented for UBS AG standalone

and UBS Switzerland AG standalone represent IFRS

standalone information. Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors,

for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2021
Comprehensive income attributable to shareholders
Net profit /

(loss)
3,070 1,331 1,224 (2,003) 3,623
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (38) (641) (287) 515 (452)
Financial assets measured at fair value through other comprehensive income, net of tax 0 0 (88) 0 (88)
Cash flow hedges, net of tax
(662) (159) (110) (5) (937)
Cost of hedging, net of tax (23) (23)
Total other comprehensive income that may be reclassified to the income statement, net of tax (723) (801) (485) 509 (1,500)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 41 (123) 50 0 (31)
Own credit on financial liabilities designated at fair value, net of tax
89 89
Total other comprehensive income that will not be reclassified to the income statement, net of tax
131 (123) 50 0 58
Total other comprehensive income (592) (924) (435) 509 (1,442)
Total comprehensive income attributable to shareholders 2,478 407 790 (1,494) 2,181
Total comprehensive income attributable to non-controlling

interests
10 10
Total comprehensive income 2,478 407 800 (1,494) 2,192
1 Amounts presented for UBS AG standalone

and UBS Switzerland AG standalone represent IFRS

standalone information. Refer to the UBS

AG standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors,

for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Schedule Of Condensed Balance Sheet [Table Text Block]
Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 30 June 2022
Assets
Cash and balances at central banks 59,370 90,860 40,123 190,353
Loans and advances to banks 42,132 5,491 22,312 (53,499) 16,435
Receivables from securities financing transactions 41,805 2,670 38,833 (20,018) 63,291
Cash collateral receivables on derivative instruments 43,818 1,678 12,272 (14,003) 43,766
Loans and advances to customers 90,042 221,084 99,876 (26,123) 384,878
Other financial assets measured at amortized cost 12,670 6,994 19,612 (1,725) 37,551
Total financial assets measured at amortized cost 289,837 328,778 233,028 (115,368) 736,274
Financial assets at fair value held for trading 89,694 103 13,797 (3,863) 99,730 of which: assets pledged as collateral that may be
sold or repledged by counterparties 37,941 0 5,475 (9,587) 33,830
Derivative financial instruments 156,767 5,938 41,755 (43,935) 160,524
Brokerage

receivables
11,126 8,485 (322) 19,289
Financial assets at fair value not held for trading 42,436 3,411 27,206 (15,812) 57,240
Total financial assets measured at fair value through profit or loss 300,022 9,451 91,243 (63,932) 336,784
Financial assets measured at fair value

through other comprehensive income 1,958 293 2,251
Investments in subsidiaries and associates 52,752 29 0 (51,687) 1,094
Property, equipment and software 5,830 1,601 3,965 (287) 11,109
Goodwill and intangible assets 213 6,072 27 6,312
Deferred tax assets 1,291 155 7,708 (71) 9,083
Other non-financial

assets
6,076 2,289 1,204 (2) 9,567
Total assets 657,978 342,304 343,513 (231,321) 1,112,474
Liabilities
Amounts due to banks

36,794 36,533 49,385 (107,510) 15,202
Payables from securities financing transactions 10,197 467 15,266 (19,973) 5,956
Cash collateral payables on derivative instruments 40,083 1,513 12,818 (13,946) 40,468
Customer deposits 92,389 270,219 137,714 14,023 514,344
Funding from UBS Group AG

57,089 57,089
Debt issued measured at amortized cost 56,722 9,181 1 (84) 65,820
Other financial liabilities measured at amortized cost 4,687 2,513 5,288 (1,972) 10,516
Total financial liabilities measured at amortized cost 297,960 320,426 220,471 (129,462) 709,395
Financial liabilities at fair value held for trading 25,548 337 8,250 (3,685) 30,450
Derivative financial instruments 152,244 6,325 42,254 (43,931) 156,892
Brokerage

payables designated at fair value
35,180 14,941 (322) 49,798
Debt issued designated at fair value 69,983 552 (78) 70,457
Other financial liabilities designated at fair value 16,347 16,528 (2,502) 30,373
Total financial liabilities measured at fair value through profit or loss 299,302 6,663 82,525 (50,520) 337,970
Provisions 1,864 282 1,280 (19) 3,407
Other non-financial

liabilities
1,248 895 4,420 54 6,618
Total liabilities 600,374 328,266 308,696 (179,947) 1,057,390
Equity attributable to shareholders 57,604 14,039 34,477 (51,374) 54,746
Equity attributable to non-controlling

interests
339 339
Total equity 57,604 14,039 34,816 (51,374) 55,085
Total liabilities and equity 657,978 342,304 343,513 (231,321) 1,112,474
1 Amounts presented for UBS AG standalone

and UBS Switzerland AG standalone represent IFRS

standalone information. Refer to the UBS

AG standalone and UBS Switzerland AG

standalone financial statements,
available under “Complementary financial information” at ubs.com/investors,

for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2021
Assets
Cash and balances at central banks 53,839 91,031 47,946 192,817
Loans and advances to banks 39,681 7,066 19,858 (51,245) 15,360
Receivables from securities financing transactions 50,566 5,438 40,585 (21,577) 75,012
Cash collateral receivables on derivative instruments 29,939 779 10,314 (10,518) 30,514
Loans and advances to customers 101,458 230,170 93,252 (26,188) 398,693
Other financial assets measured at amortized cost 8,902 6,828 12,377 (1,870) 26,236
Total financial assets measured at amortized cost 284,385 341,312 224,332 (111,397) 738,632
Financial assets at fair value held for trading 116,370 79 16,740 (2,156) 131,033 of which: assets pledged as collateral that

may be sold or repledged by counterparties 47,891 0 6,073 (10,568) 43,397
Derivative financial instruments 113,426 4,199 35,567 (35,047) 118,145
Brokerage

receivables
14,563 7,283 (7) 21,839
Financial assets at fair value not held for trading 37,532 5,413 33,940 (17,243) 59,642
Total financial assets measured at fair value through profit or loss 281,891 9,691 93,531 (54,454) 330,659
Financial assets measured at fair value

through other comprehensive income 1,007 7,837 8,844
Investments in subsidiaries and associates 54,204 37 40 (53,038) 1,243
Property, equipment and software 6,501 1,456 4,048 (293) 11,712
Goodwill and intangible assets 213 6,138 28 6,378
Deferred tax assets 936 7,903 8,839
Other non-financial

assets
5,757 2,424 1,656 (1) 9,836
Total assets 634,894 354,921 345,484 (219,154) 1,116,145
Liabilities
Amounts due to banks

34,691 33,453 50,405 (105,448) 13,101
Payables from securities financing transactions 16,711 526 9,910 (21,615) 5,533
Cash collateral payables on derivative instruments 30,260 153 11,845 (10,458) 31,801
Customer deposits 101,093 286,488 142,967 14,287 544,834
Funding from UBS Group AG 57,295 57,295
Debt issued measured at amortized cost 73,045 9,460 (73) 82,432
Other financial liabilities measured at amortized cost 4,477 2,477 5,057 (2,245) 9,765
Total financial liabilities measured at amortized cost 317,572 332,556 220,184 (125,551) 744,762
Financial liabilities at fair value held for trading 25,711 372 7,652 (2,046) 31,688
Derivative financial instruments 116,588 4,053 35,731 (35,063) 121,309
Brokerage

payables designated at fair value
30,497 13,548 (1) 44,045
Debt issued designated at fair value 70,660 785 14 71,460
Other financial liabilities designated at fair value 11,127 24,454 (3,167) 32,414
Total financial liabilities measured at fair value through profit or loss 254,584 4,425 82,171 (40,263) 300,916
Provisions 2,023 297 1,153 (21) 3,452
Other non-financial

liabilities
1,799 1,278 5,528 (33) 8,572
Total liabilities 575,978 338,556 309,036 (165,868) 1,057,702
Equity attributable to shareholders 58,916 16,365 36,108 (53,287) 58,102
Equity attributable to non-controlling

interests
340 340
Total equity 58,916 16,365 36,448 (53,287) 58,442
Total liabilities and equity 634,894 354,921 345,484 (219,154) 1,116,145
1 Amounts presented for UBS AG standalone

and UBS Switzerland AG standalone represent IFRS

standalone information. Refer to the UBS

AG standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors,

for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Schedule Of Condensed Cash Flow Statement [Table Text Block]
Supplemental guarantor consolidated statement

of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the six months ended 30 June 2022
Net cash flow from /

(used

in) operating activities
13,625 6,134 (3,121) 16,639
Cash flow from /

(used

in) investing activities
Disposal of subsidiaries, associates and intangible assets
2
31 0 880 911
Purchase of property, equipment and software (276) (145) (275) (695)
Disposal of property, equipment and software 3 0 0 3
Purchase of financial assets measured at fair value through other comprehensive income
(2,275) 0 (547) (2,821)
Disposal and redemption of financial assets measured at fair value through other comprehensive
income 1,498 0 794 2,291
Net (purchase)

/

redemption of debt securities measured at amortized cost
(3,719) (309) (226) (4,254)
Net cash flow from /

(used

in) investing activities
(4,738) (454) 627 (4,565)
Cash flow from /

(used

in) financing activities
Net short-term

debt issued /

(repaid)
(10,421) (3) (16) (10,440)
Distributions paid on UBS AG shares (4,200) 0 0 (4,200)
Issuance of debt designated at fair value and long-term

debt measured at amortized cost
3
48,258 550 48 48,856
Repayment of debt designated at fair value and long-term

debt measured at amortized cost
3
(35,671) (385) (253) (36,309)
Net cash flows from other financing activities (130) 0 (211) (341)
Net activity related to group internal capital transactions

and dividends
4,092 (2,088) (2,004) 0
Net cash flow from /

(used

in) financing activities
1,929 (1,926) (2,436) (2,433)
Total cash flow
Cash and cash equivalents at the beginning of the year 57,895 92,799 57,061 207,755
Net cash flow from /

(used

in) operating, investing and financing activities
10,816 3,755 (4,930) 9,642
Effects of exchange rate differences on cash and cash equivalents (3,671) (4,342) (1,635) (9,648)
Cash and cash equivalents at the end of the period
4
65,040 92,212 50,496 207,748
1 Cash flows generally represent a third-party

view from a UBS AG consolidated perspective,

except for Net activity related to

group internal capital transactions and dividends.

2 Includes cash proceeds from the
sale of UBS’s

shareholding in its

Japanese real estate joint

venture, Mitsubishi Corp.

-UBS

Realty Inc. and dividends

received from associates.

3 Includes

funding from UBS Group

AG to UBS AG.

4 Consists of
balances with an original maturity of three months or less. USD 4,434 m were restricted.
Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the six months ended 30 June 2021
Net cash flow from /

(used

in) operating activities
(3,264) 1,407 445 (1,413)
Cash flow from /

(used

in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (1) 0 (1)
Disposal of subsidiaries, associates and intangible assets
2
16 0 421 437
Purchase of property, equipment and software (313) (134) (310) (757)
Disposal of property, equipment and software 264 0 1 264
Purchase of financial assets measured at fair value through other comprehensive income
(11) 0 (1,939) (1,950)
Disposal and redemption of financial assets measured at fair value through other comprehensive
income 11 0 2,313 2,324
Net (purchase)

/

redemption of debt securities measured at amortized cost
273 293 (449) 116
Net cash flow from /

(used

in) investing activities
239 158 36 434
Cash flow from /

(used

in) financing activities
Net short-term

debt issued /

(repaid)
(3,863) (14) 0 (3,877)
Distributions paid on UBS AG shares (4,539) 0 0 (4,539)
Issuance of debt designated at fair value and long-term

debt measured at amortized cost
3
63,422 289 134 63,845
Repayment of debt designated at fair value and long-term

debt measured at amortized cost
3
(44,428) (570) (246) (45,244)
Net cash flows from other financing activities (143) 0 (134) (278)
Net activity related to group internal capital transactions

and dividends
2,224 (537) (1,687) 0
Net cash flow from /

(used

in) financing activities
12,673 (833) (1,932) 9,908
Total cash flow
Cash and cash equivalents at the beginning of the year 39,400 93,342 40,689 173,430
Net cash flow from /

(used

in) operating, investing and financing activities
9,648 732 (1,451) 8,929
Effects of exchange rate differences on cash and cash equivalents (945) (3,926) (518) (5,389)
Cash and cash equivalents at the end of the period
4
48,103 90,148 38,721 176,971
1 Cash flows generally represent a third-party

view from a UBS AG consolidated perspective,

except for Net activity related

to group internal capital transactions and

dividends.

2 Includes cash proceeds from the
sale of UBS’s minority investment in Clearstream Fund Centre and dividends received from associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Consists of balances with an original maturity of three
months or less. USD 3,432 m were restricted.